STOCKHOLDERS' EQUITY (Details 1) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Options, Outstanding Beginning Balance	196,000
Options, Granted	91,500	83,000
Options, Exercised	0	0
Options, Cancelled	(50,000)	0
Options, Forfeited	0	0
Stock Options, Outstanding Ending Balance	237,500	196,000
Options, Vested	237,500	196,000
Weighted average exercise price, Outstanding Beginning Balance	$ 0.31	$ 0.37
Weighted average exercise price, Granted	0.17	0.10
Weighted average exercise price, Exercised	0.00	0.00
Weighted average exercise price, Cancelled	0.31	0.00
Weighted average exercise price, Forfeited	0.00	0.00
Weighted average exercise price, Outstanding Ending Balance	0.22	0.31
Weighted average exercise price, Vested	$ 0.22	$ 0.31
Weighted average remaining contractual life (years), Outstanding	9 years	9 years 6 months
Weighted average remaining contractual life (years), Granted	10 years	10 years
Weighted average remaining contractual life (years), Vested	8 years 7 months 6 days	9 years
Aggregate intrinsic value, Outstanding	$ 14,293	$ 0
Aggregate intrinsic value, Vested	$ 14,293	$ 0